Related Party Transactions (Details Narrative) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Accounts payable - related parties	$ 19,615		$ 7,255	$ 44,219
Officers and Directors [Member] | Consulting fees [Member]
Fees paid or due to related party	6,000	75,084
Directors [Member] | Legal Fee [Member]
Fees paid or due to related party	38,980	47,193	156,175	165,591
Officer and directors [Member] | Consulting fees [Member]
Fees paid or due to related party			168,175	49,097
Officer and directors [Member] | Management Fee [Member]
Fees paid or due to related party			$ 0	$ 30,567